Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases [Table Text Block]
Minimum future obligations under capital and operating leases at December 31, 2011 are as follows:

(in thousands)	Capital Leases	Operating Leases
2012	$5,384	$15,879
2013	5,307	12,067
2014	5,196	9,316
2015	5,178	6,905
2016	3,922	4,763
Thereafter	2,802	3,018
	27,789	$51,948
Less: Amount representing interest	(4,287)
	23,502
Less: Current portion	(4,006)
Long-term portion	$19,496

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties [Table Text Block]
At December 31, 2011, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2012	$54,686	$1,600
2013	25,556	1,122
2014	496	1,222
2015	—	1,222
2016	—	1,222
Thereafter	—	3,388
	$80,738	$9,776